Unconsolidated Affiliates Financial Information Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Current assets	$ 215,257	$ 88,188
Property, plant, and equipment	4,636,557	2,527,924
Total assets	6,561,100	3,683,238
Current liabilities	259,261	143,094
Partner's capital	3,684,833	2,473,145
Unconsolidated Affiliates
Schedule of Investments [Line Items]
Current assets	70,234	38,709
Property, plant, and equipment	1,528,894	745,061
Other assets	301	213
Total assets	1,599,429	783,983
Current liabilities	23,424	13,137
Other liabilities	111,718	90,067
Partner's capital	1,464,287	680,779
Total liabilities and partner's capital	$ 1,599,429	$ 783,983